UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012

	Shares		Value
		MUTUAL FUNDS - 96.5%
		DEBT FUNDS - 96.5%
	164,692	AllianceBernstein High Income Fund - I Shares	$ 1,487,164
	222,400	Columbia Income Opportunities Fund - A Shares	2,126,141
	93,988	DoubleLine Total Return Bond Fund - I Shares	1,049,851
	116,412	Hartford Floating Rate Fund - I Shares	1,029,081
	151,334	Ivy High Income Fund - I Shares	1,256,073
	54,580	MFS Municipal High Income Fund - A Shares	431,183
	134,223	Nuveen High Yield Municipal Bond Fund - I Shares	2,139,519
	226,391	PIMCO High Yield Fund - Institutional Class	2,103,173
	239,235	TCW Emerging Markets Income Fund - I Shares	2,105,268
		TOTAL MUTUAL FUNDS (Cost - $13,407,594)	13,727,453

		SHORT-TERM INVESTMENTS - 3.6%
		MONEY MARKET FUNDS - 3.6%
	102,085	Dreyfus Government Cash
		Management - Institutional Class, 0.01% +	102,085
	102,085	Fidelity Institutional Government
		Portfolio - Class I, 0.01% +	102,085
	102,085	Goldman Sachs Financial Square Funds
		Government Fund - Institutional Class, 0.04% +	102,085
	102,085	JP Morgan U.S. Government
		Money Market Fund - Capital Class, 0.01% +	102,085
	102,085	Milestone Treasury Obligations
		Portfolio - Institutional Class, 0.01% +	102,085
		TOTAL SHORT-TERM INVESTMENTS (Cost - $510,425)	510,425

		TOTAL INVESTMENTS - 100.1% (Cost - $13,918,019) (a)	$ 14,237,878
		LIABILITIES LESS OTHER ASSETS - (0.1) %	(8,232)
		NET ASSETS - 100.0%	$ 14,229,646

+	Reflects 7-day effective yield at March 31, 2012.

(a) Represents cost for financial reporting purpose and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:
		Unrealized appreciation:	$ 319,859
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 319,859

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PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the  annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2012 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 13,727,453	$ -	$ -	$ 13,727,453
Money Market Funds	510,425	-	-	510,425
Total	$ 14,237,878	$ -	$ -	$ 14,237,878

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/24/12